Employee benefits (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Employee benefits [Abstract]
Disclosure of defined benefit plans [text block]
The projected net liability presented on the consolidated statements of financial position is as follows:

	December 31,
	2017	2016	2015
Present value of unfunded obligations	$252,965	195,019	160,218
Present value of funded obligations	259,245	267,535	286,881
Total present value of benefit obligations (PBO)	512,210	462,554	447,099
Plan assets at fair value	(259,245)	(267,535)	(286,881)
Projected liability, net	$252,965	195,019	160,218

Disclosure of actual rate of return and composition rate of plan's assets [text block]
Composition and return of plan assets

	Actual return of the plan assets			Composition of the plan assets
	2017	2016	2015	2017	2016	2015
Fixed income securities	7.18%	7.16%	1.25%	61%	64%	60%
Variable income securities	12.78%	10.07%	4.87%	39%	36%	40%
Total				100%	100%	100%

Disclosure of net defined benefit liability (asset) [text block]
Movements in the present value of defined benefit obligations (PBO)

	2017	2016	2015
PBO as at January 1	$462,554	447,099	405,703
Benefits paid by the plan	(32,940)	(26,031)	(25,244)
Service cost	28,968	29,604	26,836
Interest cost	40,170	34,857	31,603
Actuarial (gains) losses recognized in other comprehensive income	13,458	(24,827)	8,201
Past service cost – plan amendments	-	1,852	-
PBO as at December 31	$512,210	462,554	447,099

Disclosure of fair value of plan assets [text block]
Movements in the fair value of plan assets

	2017	2016	2015
Plan assets at fair value as at January 1	$267,535	286,881	314,804
Transfer of assets to fund defined contribution benefit plan	(10,664)	(25,600)	(24,187)
Benefits paid by the plan	(17,049)	(9,457)	(10,894)
Expected return on plan assets	23,342	25,650	24,901
Actuarial losses in other comprehensive income	(3,919)	(9,939)	(17,743)
Fair value of plan assets as at December 31	$259,245	267,535	286,881

Disclosure of additional information about defined benefit plans [text block]	Expense recognized in profit and loss
	2017	2016	2015
Current service cost	$28,968	29,604	26,836
Interest cost, net	16,828	9,207	6,702
	$45,796	38,811	33,538

Reserves of remeasurements of defined benefit plans [text block]
Actuarial gains and (losses)

	2017	2016	2015
Amount accumulated as at January, 1	$(123,240)	(138,128)	(112,184)
Recognized during the year	(17,377)	14,888	(25,944)
Amount accumulated as at December, 31	$(140,617)	(123,240)	(138,128)

Disclosure of actuarial assumptions [text block]
Actuarial assumptions

Primary actuarial assumptions at the consolidated financial statements date (expressed as weighted averages) are as follows.

	2017	2016	2015
Discount rate as at December, 31	9.25%	9.00%	8.00%
Rate for future salary increases	4.50%	4.50%	4.50%
Social security wage increase rate	3.50%	3.50%	3.50%

Disclosure of historical information of defined benefit plan [text block]
Historical information

	December 31,
	2017	2016	2015
Present value of defined benefit obligation	$512,210	462,554	447,099
Plan assets at fair value	(259,245)	(267,535)	(286,881)
Plan deficit	$252,965	195,019	160,218
Experience adjustments arising from plan liabilities	$13,458	(24,827)	8,201
Experience adjustments arising from plan assets	$(3,919)	(9,939)	(17,743)

Disclosure of sensitivity analysis for actuarial assumptions [text block]
Sensitivity analysis of the defined benefits obligations as of December 31, 2017, 2016 and 2015

2017	Pension plan	Seniority premium	Constructive obligation	Total PBO
Discount rate 9.25%	(343,485)	(99,735)	(68,990)	(512,210)
Rate increase (+ 1%)	(314,460)	(94,308)	(65,113)	(473,881)
Rate decrease (- 1%)	(377,114)	(105,810)	(73,338)	(556,262)

2016	Pension plan	Seniority premium	Constructive obligation	Total PBO
Discount rate 9.00%	(308,885)	(93,877)	(59,792)	(462,554)
Rate increase (+ 1%)	(280,316)	(88,657)	(56,237)	(425,210)
Rate decrease (- 1%)	(312,017)	(99,733)	(63,796)	(475,546)

2015	Pension plan	Seniority premium	Constructive obligation	Total PBO
Discount rate 8.00%	(293,443)	(93,037)	(60,619)	(447,099)
Rate increase (+ 1%)	(248,925)	(87,540)	(56,784)	(393,249)
Rate decrease (- 1%)	(338,238)	(99,240)	(64,961)	(502,439)

Disclosure of claims and benefits paid [text block]	Expected cash flows
Total
2018-2028	$522,581